FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Capped Call Option [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Capped Call Option [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Capped Call Option [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Capped Call Option [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Capped Call Option [Member] CNY
Assets:
Derivatives						43,160,093	12,930,159	107,223,601	16,131,208									43,160,093	12,930,159							107,223,601	16,131,208
Available-for-sale investment	4,975,106	30,117,797		30,117,797																		30,117,797
Liabilities:
Derivatives						10,080,395	5,490,630											10,080,395	5,490,630
Convertible senior notes				770,485,897	483,581,668																	770,485,897	483,581,668